Loans - Troubled Debt Restructurings on Financing Receivables (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020 Loan	Jun. 30, 2019 USD ($) Loan	Dec. 31, 2018 USD ($)	Jun. 30, 2020 Loan	Jun. 30, 2019 USD ($) Loan	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan
Residential Real Estate Loans [Member]
Troubled Debt Restructuring, Modified [Abstract]
Number of loans | Loan	0	1		0	1	1
Pre-modification outstanding recorded investment		$ 205,000			$ 205,000	$ 205,000
Post-modification outstanding recorded investment		250,000			250,000	250,000
Additional provision for loan losses		$ 0			$ 0	$ 0
Other Commercial and Industrial [Member]
Troubled Debt Restructuring, Modified [Abstract]
Number of loans | Loan		1			1		1
Pre-modification outstanding recorded investment							$ 300,000
Post-modification outstanding recorded investment							300,000
Additional provision for loan losses							$ 0
Commercial Real Estate Loans [Member]
Troubled Debt Restructuring, Modified [Abstract]
Number of loans | Loan							1
Pre-modification outstanding recorded investment							$ 123,000
Post-modification outstanding recorded investment							137,000
Additional provision for loan losses			$ 14,000				$ 14,000